Goodwill And Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 13,322,000	$ 11,982,000	$ 11,633,000
Estimated intangible asset amortization for 2013	12,000,000
Estimated intangible asset amortization for 2014	12,000,000
Estimated intangible asset amortization for 2015	12,000,000
Estimated intangible asset amortization for 2016	12,000,000
Estimated intangible asset amortization for 2017	12,000,000
Aclara PLS's TWACS NG Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 4,700,000	$ 4,700,000	$ 4,500,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	17 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	20 years
Minimum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	3 years
Maximum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	7 years